INVESTMENTS IN AFFILIATES - Ownership Percentage (Details)	Dec. 31, 2018	Dec. 31, 2017	Jul. 06, 2016
Schedule of Equity Method Investments [Line Items]
Investments, ownership percentage	100.00%
Golar Partners
Schedule of Equity Method Investments [Line Items]
Ownership percentage, equity method investment	32.00%	31.80%
Investments, ownership percentage	32.00%	31.80%
Percentage of IDRs	100.00%
Egyptian Company for Gas Services S.A.E (ECGS)
Schedule of Equity Method Investments [Line Items]
Ownership percentage, equity method investment	50.00%	50.00%
Golar Power
Schedule of Equity Method Investments [Line Items]
Ownership percentage, equity method investment	50.00%	50.00%	50.00%
OneLNG
Schedule of Equity Method Investments [Line Items]
Ownership percentage, equity method investment	51.00%	51.00%
The Cool Pool Limited (Pool Manager)
Schedule of Equity Method Investments [Line Items]
Ownership percentage, equity method investment	50.00%	33.00%
Avenir LNG Ltd
Schedule of Equity Method Investments [Line Items]
Ownership percentage, equity method investment	22.50%	0.00%
Partnership Interest | Golar Partners
Schedule of Equity Method Investments [Line Items]
Noncontrolling interest, ownership percentage by noncontrolling owners	2.00%